Related Party Information (Tables)	3 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

These transactions with FCA are reflected in the Company’s condensed consolidated financial statements as follows:

	Three Months Ended March 31,
	2017	2016
	(in millions)
Net sales	$172	$189
Cost of goods sold	$112	$113
Selling, general and administrative expenses	$35	$36

	March 31, 2017	December 31, 2016
	(in millions)
Trade receivables	$8	$11
Trade payables	$101	$105

	Three Months Ended March 31,
	2017	2016
	(in millions)
Net sales	$230	$177
Cost of goods sold	$86	$102

	March 31, 2017	December 31, 2016
	(in millions)
Trade receivables	$141	$113
Trade payables	$103	$108